UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


JUNE 30, 2005

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  AUGUST 15, 2005


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	87
Form 13F Information Table Value Total:	$557,219

List of Other Included Managers:

No. 13F File Number		Name





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  WALTER F. HARRISON, III










             FORM 13F










    AS OF JUNE 30, 2005






                   FORM 13F














 Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
 Item 4
 Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
 Fair Market
 Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
 Value
 Principal

(b) Shared

See Instruc. V







 Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None














0



























in Instr. V
Other




AFFILIATED MANAGERS GROUP
Common
008252108

6,108,702
                    89,400
X


Walter Harrison
X


AFFORDABLE RESIDENTIAL COMMUNITIES
Common
008273104

114,810
                      8,600
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
Common
018804104

21,507,090
                  304,633
X


Walter Harrison
X


ALLIED CAPITAL CORPORATION
Common
01903Q108

727,750
                    25,000
X


Walter Harrison
X


ALTRIA GROUP
Common
02209S103

16,407,863
                  253,756
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205

3,175,328
                  552,231
X


Walter Harrison
X


ANTHRACITE CAPITAL INC
Common
037023108

4,263,156
                  359,760
X


Walter Harrison
X


BANK NEW YORK INC
Common
064057102

11,920,043
                  414,178
X


Walter Harrison
X


BEAR STEARNS COMPANIES INC
Common
073902108

904,278
                      8,700
X


Walter Harrison
X


BJ SERVICES CO
Common
055482103

2,650,240
                    50,500
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
Common
139733109

21,080,729
                  552,430
X


Walter Harrison
X


CAPITAL CROSSING BANK
Common
140071101

12,958,000
                  380,000
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103

16,790,718
                  377,150
X


Walter Harrison
X


CHICAGO MERCANTILE HLDGS INC CMN
Common
167760107

2,570,850
                      8,700
X


Walter Harrison
X


CIMAREX ENERGY CO
Common
171798101

12,822,829
                  329,551
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
Common
17453B101

6,099,072
                  453,800
X


Walter Harrison
X


CITRIX SYSTEMS
Common
177376100

751,602
                    34,700
X


Walter Harrison
X


CNA FINANCIAL CORP
Common
126117100

3,721,599
                  130,950
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
Common
204912109

14,153,904
                  515,062
X


Walter Harrison
X


COSTCO WHOLESALE CORPORATION
Common
22160K105

107,352
                      2,400
X


Walter Harrison
X


CVS CORPORATION
Common
126650100

139,536
                      4,800
X


Walter Harrison
X


CYBERONICS
Common
23251P102

13,220,933
                  304,700
X


Walter Harrison
X


DESIGN WITHIN REACH
Common
250557105

15,621,694
                  863,077
X


Walter Harrison
X


DOLBY LABORATORIES
Common
25659T107

1,076,528
                    48,800
X


Walter Harrison
X


EDDIE BAUER HOLDINGS
Common
071625107

1,941,975
                    68,500
X


Walter Harrison
X


ELECTRONICS ARTS
Common
285512109

911,421
                    16,100
X


Walter Harrison
X


ETHAN ALLEN INTERIORS
Common
297602104

1,206,360
                    36,000
X


Walter Harrison
X


EVEREST REINSURANCE
Common
G3223R108

21,642,495
                  232,715
X


Walter Harrison
X


EXPRESS SCRIPTS
Common
302182100

604,758
                    12,100
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109

12,283,330
                  210,331
X


Walter Harrison
X


FIRST REPUBLIC BANK
Common
336158100

12,159,703
                  344,175
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
Class-A
345550107

25,365,602
                  357,262
X


Walter Harrison
X


FREDDIE MAC
Common
313400301

16,561,897
                  253,900
X


Walter Harrison
X


GAP INC
Common
364760108

45,425
                      2,300
X


Walter Harrison
X


GOODY'S FAMILY CLOTHING
Common
382588101

280,988
                    38,100
X


Walter Harrison
X


GOOGLE, INC. CMN CLASSA
Common
38259P508

3,706,290
                    12,600
X


Walter Harrison
X


GUIDANT CORPORATION
Common
401698105

1,009,500
                    15,000
X


Walter Harrison
X


HARRAHS ENTERTAINMENT
Common
413619107

6,112,761
                    84,817
X


Walter Harrison
X


HEWLETT-PACKARD
Common
428236103

4,763,126
                  202,600
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
Common
435569108

3,200,197
                  319,700
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
Common
436233100

5,470,162
               1,260,406
X


Walter Harrison
X


HOME DEPOT
Common
437076102

5,193,150
                  133,500
X


Walter Harrison
X


INTEL
Common
458140100

1,813,594
                    69,700
X


Walter Harrison
X


INTERSIL CORP.
Common
46069S109

722,645
                    38,500
X


Walter Harrison
X


INTL GAME TECHNOLOGY
Common
459902102

602,410
                    21,400
X


Walter Harrison
X


ITLA CAP CORP
Common
450565106

15,560,930
                  288,700
X


Walter Harrison
X


LABORATORY CORP AMER HLDGS CMN
Common
50540R409

3,932,120
                    78,800
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
Common
51206P109

2,581,040
                  167,600
X


Walter Harrison
X


LEHMAN BROTHERS HOLDINGS INC
Common
524908100

764,456
                      7,700
X


Walter Harrison
X


LIBERTY MEDIA
Common
530718105

13,126,259
               1,288,151
X


Walter Harrison
X


LIBERTY GLOBAL INC
Common
530719103

12,024,634
                  257,984
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
Common
542307103

4,418,573
                  145,300
X


Walter Harrison
X


MAYORS JEWELERS INC
Common
578462103

234,031
                  410,580
X


Walter Harrison
X


METTLER TOLEDO INTL
Common
592688105

7,818,453
                  167,850
X


Walter Harrison
X


MORGAN STANLEY
Common
617446448

3,001,284
                    57,200
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
Common
649445103

5,055,426
                  278,997
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104

5,895,992
                  364,400
X


Walter Harrison
X


NII HOLDINGS INC
Common
62913F201

2,787,784
                    43,600
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
Common
659424105

11,768,530
                  418,958
X


Walter Harrison
X


OCWEN FINANCIAL CORP
Common
675746101

4,350,364
                  643,545
X


Walter Harrison
X


PARLUX FRANGRANCES
Common
701645103

1,330,927
                    48,100
X


Walter Harrison
X


PFF BANCORP
Common
69331W104

8,596,302
                  283,800
X


Walter Harrison
X


PICO HOLDINGS
Common
693366205

1,502,880
                    50,500
X


Walter Harrison
X


PIONEER NATURAL RESOURCES
Common
723787107

3,038,176
                    72,200
X


Walter Harrison
X


PREPAID LEGAL SERVICES
Common
740065107

1,878,515
                    42,072
X


Walter Harrison
X


PRICE COMMUNICATIONS
Common
741437305

3,992,840
                  230,800
X


Walter Harrison
X


PULTE HOMES INC
Common
745867101

43,744,538
                  519,223
X


Walter Harrison
X


QUALCOMM INC
Common
747525103

2,700,218
                    81,800
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
Common
750236101

11,332,706
                  239,998
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305

821,374
                  365,055
X


Walter Harrison
X


REDWOOD TRUST INC
Common
758075402

19,045,508
                  369,099
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
Class-A
761695105

16,566,363
                  612,888
X


Walter Harrison
X


SEATTLE GENETICS INC
Common
812578102

381,632
                    71,200
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107

3,179,285
                  522,050
X


Walter Harrison
X


TEL OFFSHORE TRUST
Common
872382106

115,104
                    11,545
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
Common
881624209

4,674,083
                  150,099
X


Walter Harrison
X


TIME WARNER INC
Common
887317105

4,078,911
                  244,100
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102

2,544,432
                    48,800
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102

1,717,707
                    30,300
X


Walter Harrison
X


US BANCORP
Common
902973304

6,137,723
                  210,196
X


Walter Harrison
X


WAL MART STORES
Common
931142103

530,200
                    11,000
X


Walter Harrison
X


WALGREEN CO
Common
931422109

128,772
                      2,800
X


Walter Harrison
X


WELLCARE HEALTH PLANS INC
Common
94946T106

1,565,991
                    44,100
X


Walter Harrison
X


WELLPOINT INC
Common
94973V107

2,820,420
                    40,500
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD
Common
G96655108

6,877,744
                  210,200
X


Walter Harrison
X


WTS/INTERACTIVE CORP
Misc
44919P110

68,775
                    13,100
X


Walter Harrison
X


WTS/DIME BANCORP INC
Misc
25429Q110

35,568
                  197,600
X


Walter Harrison
X


























Total Market Value


     557,218,965








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